Share-Based Compensation - Summary of Group's option activities (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2021 CNY (¥) shares
Weighted average remaining contractual term
Fair value of vested options	$ 619,758	¥ 3,949,471
Unrecognized share-based compensation expense relating to unvested options	$ 1,590,405			¥ 10,135,015
Weighted-average period for recognition of share-based compensation expense relating to unvested options	3 years 21 days	3 years 21 days
2015 Plan and the 2018 Plan
Number of share options
Outstanding at beginning of the year (in shares) | shares	731,051,100	731,051,100
Granted (in shares) | shares	21,307,640	21,307,640
Forfeited (in shares) | shares	(23,324,000)	(23,324,000)
Exercised (in shares) | shares	(9,031,204)	(9,031,204)
Outstanding at end of the year (in shares) | shares	720,003,536	720,003,536	731,051,100
Vested and expected to vest at end of the year (in shares) | shares	720,003,536			720,003,536
Exercisable at end of the year (in shares) | shares	552,456,551			552,456,551
Weighted average exercise price
Outstanding at beginning of the year (in dollars per share)	$ 0.0065
Granted (in dollars per share)	0.0065
Forfeited (in dollars per share)	0.0065
Exercised (in dollars per share)	0.0065
Outstanding at end of the year (in dollars per share)	0.0065		$ 0.0065
Vested and expected to vest at end of the year (in dollars per share)	0.0065
Exercisable at end of the year (in dollars per share)	0.0065
Weighted average grant date fair value
Outstanding at beginning of the year	3.1775
Granted	32.0457
Forfeited	4.6934
Exercised	0.0789
Outstanding at end of the year	4.0216		$ 3.1775
Vested and expected to vest at end of the year	4.0216
Exercisable at end of the year	$ 2.4085
Aggregate intrinsic value
Outstanding at beginning of the year (in dollars) | $	$ 32,466,710
Outstanding at end of the year (in dollars) | $	10,489,372		$ 32,466,710
Vested and expected to vest at end of the year (in dollars) | $	10,489,372
Exercisable at end of the year (in dollars) | $	$ 8,048,463
Weighted average remaining contractual term
Outstanding (in years)	6 years 25 days	6 years 25 days	6 years 11 months 8 days
Vested and expected to vest at end of the year (in years)	6 years 25 days	6 years 25 days
Exercisable at end of the year (in years)	5 years 8 months 4 days	5 years 8 months 4 days